UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2010

                                                                      (Form N-Q)

48502-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
PRE      Prerefunded to a date prior to maturity

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1  |  USAA VIRGINIA BOND FUND
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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2010 (unaudited)

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON           FINAL        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (93.9%)

           VIRGINIA (85.4%)
$   3,305  Abingdon Town IDA                                       5.25%      7/01/2016    $   3,310
    1,360  Abingdon Town IDA                                       5.38       7/01/2028        1,360
    2,500  Albemarle County IDA                                    5.00       1/01/2031        2,256
    5,755  Alexandria IDA (INS) (PRE)                              5.90      10/01/2020        5,891
   12,480  Alexandria IDA (INS) (PRE) (a)                          5.90      10/01/2030       12,775
    1,000  Alexandria IDA                                          4.75       1/01/2036        1,001
    1,000  Amherst IDA                                             5.00       9/01/2026        1,000
    2,000  Amherst IDA                                             4.75       9/01/2030        1,883
   15,000  Arlington County IDA                                    5.00       7/01/2031       15,308
    5,310  Bedford County EDA (INS)                                5.25       5/01/2031        5,496
    8,065  Biotechnology Research Park Auth. (PRE)                 5.00       9/01/2021        8,509
    2,615  Capital Region Airport Commission (INS)                 5.00       7/01/2031        2,723
    6,215  College Building Auth. (PRE)                            5.00       9/01/2019        6,264
    6,530  College Building Auth.                                  5.00       9/01/2020        6,571
    5,000  College Building Auth.                                  5.00       6/01/2029        4,702
   11,710  College Building Auth.                                  5.00       6/01/2036       11,029
    3,290  College Building Auth. (PRE)                            5.00       6/01/2036        3,873
    5,400  Commonwealth Housing Dev. Auth.                         4.60       4/01/2028        5,415
    4,005  Commonwealth Port Auth.                                 5.00       7/01/2030        4,206
    3,715  Dinwiddie County IDA (INS)                              5.00       2/15/2034        3,721
   11,145  Fairfax (INS)                                           4.75       1/15/2035       11,468
    1,255  Fairfax                                                 4.75       1/15/2036        1,291
    7,100  Fairfax County EDA                                      5.00      10/01/2027        7,067
   12,700  Fairfax County EDA (INS)                                5.00       4/01/2029       13,207
    7,980  Fairfax County EDA                                      5.00       1/15/2030        8,313
    6,150  Fairfax County EDA                                      5.00       4/01/2032        6,333
    5,750  Fairfax County EDA                                      4.88      10/01/2036        4,873
    7,500  Fairfax County EDA                                      5.13      10/01/2037        7,280
    1,000  Fairfax County IDA                                      5.25       5/15/2026        1,076
    2,000  Fairfax County Redevelopment and Housing Auth.          6.00      12/15/2028        2,002
    5,770  Farms of New Kent Community Dev. Auth.                  5.45       3/01/2036        4,260
   12,275  Fauquier County IDA (INS)                               5.25      10/01/2025       12,435
    1,000  Fauquier County IDA                                     5.00      10/01/2027          980
    8,825  Fauquier County IDA                                     5.25      10/01/2037        8,829
    6,195  Frederick County IDA (INS)                              4.75       6/15/2036        6,227
    2,500  Fredericksburg City EDA                                 5.25       6/15/2023        2,704
    7,500  Front Royal & Warren County IDA (INS) (a)               5.00       4/01/2029        7,690
    9,030  Hampton (INS)                                           5.25       1/15/2023        9,451
    9,000  Hampton Roads Sanitation District                       5.00       4/01/2033        9,610
   12,185  Hanover County IDA (INS)                                6.38       8/15/2018       13,627
   10,000  Harrisonburg IDA (INS)                                  4.50       8/15/2039        8,341
   10,000  Henrico County                                          5.00       5/01/2036       10,481
    3,200  Henrico County EDA                                      5.00      10/01/2027        3,113
      400  Henrico County EDA (PRE)                                5.60      11/15/2030          447
    9,350  Henrico County EDA                                      5.60      11/15/2030        9,465
    5,170  Henrico County EDA                                      5.00      10/01/2035        4,866
    4,105  Housing Dev. Auth.                                      4.50       1/01/2039        3,903
    3,500  Isle of Wight County IDA                                5.85       1/01/2018        3,541

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2  | USAA VIRGINIA BOND FUND

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
----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON           FINAL        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
 $  1,000  King George County IDA (INS)                            5.00%      3/01/2032    $   1,019
    5,000  Lewistown Commerce Center Community Dev. Auth. (b)      5.75       3/01/2017        3,700
    5,000  Lexington IDA (c)                                       5.00      12/01/2036        5,264
    5,000  Marquis Community Dev. Auth.                            5.63       9/01/2018        4,018
    2,440  Montgomery County IDA (INS) (PRE)                       5.50       1/15/2022        2,534
    5,500  Montgomery County IDA                                   5.00       2/01/2029        5,794
    5,245  Newport News EDA                                        5.00       7/01/2031        5,507
    1,850  Norfolk Redevelopment and Housing Auth.                 5.50      11/01/2019        1,894
    5,000  Peninsula Town Center Community Dev. Auth.              6.45       9/01/2037        4,850
    2,815  Powhatan County EDA (INS)                               5.00       3/15/2032        2,879
    1,620  Prince William County (INS)                             5.00       9/01/2024        1,720
    1,210  Prince William County IDA                               5.50      10/01/2017        1,276
    1,695  Prince William County IDA                               5.00      10/01/2018        1,772
    1,350  Prince William County IDA                               5.50      10/01/2019        1,404
    3,370  Prince William County IDA                               4.88       1/01/2020        2,111
    3,985  Prince William County IDA                               5.38      10/01/2023        4,131
    8,000  Prince William County IDA                               5.13       1/01/2026        4,846
    7,500  Prince William County IDA                               5.50      10/01/2033        7,593
   10,585  Public School Auth. (PRE) (a)                           5.50       8/01/2020       10,739
    5,310  Rappahannock Regional Jail Auth. (INS)                  4.75      12/01/2031        5,357
    6,280  Rappahannock Regional Jail Auth. (INS)                  4.50      12/01/2036        6,318
    1,790  Resources Auth. (PRE)                                   5.63      10/01/2022        1,814
    3,945  Resources Auth.                                         4.75      11/01/2035        4,020
    2,000  Resources Auth.                                         4.38      11/01/2036        1,964
    2,150  Reynolds Crossing Community Dev. Auth.                  5.10       3/01/2021        2,060
    2,500  Richmond (INS)                                          4.50       1/15/2033        2,512
    2,000  Richmond                                                5.00       1/15/2035        2,117
    5,120  Roanoke County EDA (INS)                                5.00      10/15/2027        5,474
    2,850  Roanoke County EDA (INS)                                5.00      10/15/2032        2,978
    4,285  Roanoke County EDA (INS)                                5.13      10/15/2037        4,474
    1,500  Small Business Financing Auth.                          5.25       9/01/2027        1,450
   15,000  Small Business Financing Auth.                          5.25       9/01/2037       13,839
    7,000  Small Business Financing Auth.                          5.00      11/01/2040        7,158
    6,345  Spotsylvania County EDA (INS)                           5.00       2/01/2031        6,507
    7,400  Stafford County and City of Stauton IDA (INS)           5.25       8/01/2031        7,633
   16,155  Stafford County and City of Stauton IDA (INS)           5.25       8/01/2036       16,543
   10,000  Tobacco Settlement Financing Corp.                      5.00       6/01/2047        6,456
   10,850  Univ. of Virginia                                       5.00       6/01/2027       11,272
   10,395  Virginia Beach (PRE) (a)                                5.50       8/01/2025       10,442
    1,000  Virginia Beach Dev. Auth.                               6.15       7/01/2027          919
    3,000  Virginia Port Auth.                                     5.00       7/01/2030        3,144
    2,000  Virginia Port Auth.                                     5.00       7/01/2040        2,081
    5,000  Watkins Centre Community Dev. Auth.                     5.40       3/01/2020        4,875
    3,000  Winchester IDA                                          5.63       1/01/2044        3,085
                                                                                           ---------
                                                                                             497,716
                                                                                           ---------
           DISTRICT OF COLUMBIA (4.9%)
    2,825  Metropolitan Airports Auth.                             5.00      10/01/2029        2,983
   12,465  Metropolitan Airports Auth.                             5.00      10/01/2030       13,038
   11,230  Metropolitan Airports Auth.                             5.00      10/01/2039       11,548
    1,000  Metropolitan Area Transit Auth.                         5.13       7/01/2032        1,065
                                                                                           ---------
                                                                                              28,634
                                                                                           ---------

           PUERTO RICO (3.6%)
    6,180  Commonwealth (PRE)                                      5.25       7/01/2032        7,390
    2,000  Electric Power Auth.                                    5.25       7/01/2028        2,047
   11,000  Sales Tax Financing Corp. (c)                           5.50       8/01/2040       11,144
                                                                                           ---------
                                                                                              20,581
                                                                                           ---------
           Total Fixed-Rate Instruments (cost: $551,935)                                     546,931
                                                                                           ---------

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3  |  USAA VIRGINIA BOND FUND

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
----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON           FINAL        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (7.9%)

           VIRGINIA (4.2%)
 $  1,500  Albemarle County IDA (LOC - SunTrust Bank)              0.43%      6/01/2037    $   1,500
    8,000  Fairfax County EDA (LOC - SunTrust Bank)                0.43       6/01/2037        8,000
   15,000  Russell County IDA (LOC - Regions Bank)                 0.90       7/01/2038       15,000
                                                                                           ---------
                                                                                              24,500
                                                                                           ---------
           PUERTO RICO (3.7%)
    8,855  Commonwealth (LIQ)(LOC - Dexia Credit Local) (d)        0.56       7/01/2041        8,855
    8,000  Highway & Transportation Auth. (LIQ) (LOC -
              Dexia Credit Local) (d)                              0.41       7/01/2030        8,000
    4,892  Sales Tax Financing Corp. (LIQ) (LOC - Dexia
              Credit Local) (d)                                    0.60       8/01/2042        4,892
                                                                                           ---------
                                                                                              21,747
                                                                                           ---------
           Total Variable-Rate Demand Notes (cost: $46,247)                                   46,247
                                                                                           ---------

           TOTAL INVESTMENTS (COST: $598,182)                                              $ 593,178
                                                                                           =========

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------
                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL     OBSERVABLE    UNOBSERVABLE
                                              ASSETS           INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS                   $          --    $   543,231    $      3,700  $   546,931
  VARIABLE-RATE DEMAND NOTES                          --         46,247              --       46,247
----------------------------------------------------------------------------------------------------
Total                                      $          --    $   589,478    $      3,700  $   593,178
----------------------------------------------------------------------------------------------------

RECONCILIATION OF INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

--------------------------------------------------------------------------------------------------
                                                                            FIXED-RATE INSTRUMENTS
--------------------------------------------------------------------------------------------------
Balance as of March 31, 2010                                                                $    0
Net realized gain (loss)                                                                         -
Change in net unrealized appreciation/depreciation                                            (877)
Net purchases (sales)                                                                            -
Transfers in                                                                                 4,577

Transfers out                                                                                    -
--------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                                                                 $3,700
--------------------------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no significant transfers of securities between levels 1 and 2. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS  |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. This includes variable rate demand notes with rate-reset dates of 60 days or less.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5  |  USAA VIRGINIA BOND FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Fund uses amortized cost in valuing variable rate demand notes and a market approach in valuing fixed rate instruments, which is further discussed in Note A1. Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as current yields, economic conditions, and any other relevant information. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $16,252,000; which included when-issued securities of $11,000,000.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS  |  6

================================================================================

depreciation of investments as of June 30, 2010, were $13,344,000 and $18,348,000, respectively, resulting in net unrealized depreciation of $5,004,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $582,758,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At June 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(b) Security was fair valued at June 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) At June 30, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $16,408,000, which included when-issued securities of $11,144,000.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  7


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.